Revenue	12 Months Ended
Mar. 31, 2019
Revenue [Abstract]
Revenue

5.Revenue

Revenue by segment is as follows:

	Year ended March 31,
	2017 (i)	2018 (i)	2019
	(in millions of RMB)
Core commerce:
China commerce retail (ii)
- Customer management	77,530	114,285	145,684
- Commission	34,066	46,525	61,847
- Others	2,513	15,749	40,084
	114,109	176,559	247,615
China commerce wholesale (iii)	5,679	7,164	9,988
International commerce retail (iv)	7,336	14,216	19,558
International commerce wholesale (v)	6,001	6,625	8,167
Cainiao logistics services (vi)	—	6,759	14,885
Local consumer services (vii)	—	—	18,058
Others	755	2,697	5,129
Total core commerce	133,880	214,020	323,400
Cloud computing (viii)	6,663	13,390	24,702
Digital media and entertainment (ix)	14,733	19,564	24,077
Innovation initiatives and others (x)	2,997	3,292	4,665
Total	158,273	250,266	376,844

(i)	Prior period amounts have not been adjusted due to the adoption of ASC 606 under the modified retrospective method (Note 2(g)).
(ii)	Revenue from China commerce retail is primarily generated from the Company’s China retail marketplaces and includes revenue from customer management, commissions and sales of goods.
(iii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and customer management.
(iv)

Revenue from international commerce retail is primarily generated from Lazada (Note 4(i)) and AliExpress and includes revenue from sales of goods, commissions, logistics services and customer management.

(v)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes membership fees and revenue from customer management.
(vi)	Revenue from Cainiao logistics services represents revenue from the domestic and cross-border fulfillment services provided by Cainiao Network (Note 4(f)).
(vii)	Revenue from local consumer services primarily represents revenue from the provision of delivery services and other services provided by Ele.me (Note 4(c)).
(viii)

Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, and machine learning platform and IoT services.

(ix)	Revenue from digital media and entertainment is primarily generated from Youku (Note 4(h)) and UCWeb and includes revenue from customer management and membership fees.
(x)

Revenue from innovation initiatives and others is primarily generated from businesses such as Amap and other innovation initiatives. Other revenue also includes the SME Annual Fee received from Ant Financial and its affiliates (Note 4(a)).

Revenue by type is as follows:

	Year ended March 31,
	2017 (i)	2018 (i)	2019
	(in millions of RMB)
Customer management services
P4P and display marketing	83,581	119,822	151,654
Other customer management services	5,706	9,076	13,962
Total customer management services	89,287	128,898	165,616
Commission	37,848	52,411	81,086
Membership fees	10,638	13,823	19,139
Logistics services	—	6,759	23,397
Cloud computing services	6,663	13,390	24,702
Sales of goods	3,889	18,719	46,942
Other revenue (ii)	9,948	16,266	15,962
Total	158,273	250,266	376,844

(i)	Prior period amounts have not been adjusted due to the adoption of ASC 606 under the modified retrospective method (Note 2(g)).
(ii)	Other revenue includes other value‑added services provided through various platforms and the SME Annual Fee received from Ant Financial and its affiliates (Note 4(a)).

The amount of revenue recognized for performance obligations satisfied (or partially satisfied) in prior periods for contracts with expected duration of more than one year during the year ended March 31, 2019 was not material. As permitted under the transitional provision in ASC 606, the amount of revenue recognized for performance obligations satisfied (or partially satisfied) as of March 31, 2018 is not disclosed.